INVESTMENTS IN ASSOCIATES - Movements in Investments in Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [abstract]
At January 1	$ 805	$ 835
Share of loss of associates	(2)	(1)	$ (1)
Exchange difference	7	(29)
At December 31	$ 810	$ 805	$ 835